Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31,	December 31,
	2022	2023
Financial liabilities at fair value through profit or loss (FVTPL)
Derivative financial liabilities – K2HV warrants	$90,213	$87,693
Derivative financial liabilities – Tranche 2B warrants	—	701
	$90,213	$88,394